Goodwill and Other Intangible Assets - Schedule of Goodwilll (Details) - Consumer and Insurance Segment [Member] - OneMain Holdings, LLC [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance at beginning of period		$ 1,440	$ 0
Goodwill - OneMain Acquisition	[1]	0	1,440
Adjustments to purchase price allocation	[2]	(18)	0
Balance at end of period		$ 1,422	$ 1,440

[1]	Goodwill was recorded at OMFH subsidiary level.
[2]	In connection with the OneMain Acquisition, OMFH recorded $555 million of other intangible assets in November of 2015.